RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2012
RETIREMENT BENEFITS
RETIREMENT BENEFITS

9. RETIREMENT BENEFITS

Pension and Postretirement Plans
The Company has several non-contributory defined benefit pension plans covering certain U.S. employees and has various defined benefit pension and termination indemnity plans covering employees outside the United States. The U.S. qualified defined benefit plan was frozen effective January 1, 2008 for most employees. Accordingly, no additional compensation-based contributions were credited to the cash balance portion of the plan for existing plan participants after 2007. However, certain employees covered under the prior final pay plan formula continue to accrue benefits. The Company also offers postretirement health care and life insurance benefits to certain eligible U.S. retired employees, as well as to certain eligible employees outside the United States.
     The following table summarizes the components of net (benefit) expense recognized in the Consolidated Statement of Income for the Company’s U.S. qualified and nonqualified pension plans, postretirement plans and plans outside the United States. The Company uses a December 31 measurement date for its U.S. and non-U.S. plans.

Net (Benefit) Expense

	Pension plans						Postretirement benefit plans
	U.S. plans			Non-U.S. plans			U.S. plans			Non-U.S. plans
In millions of dollars	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011	2010
Qualified Plans
Benefits earned during the year	$12	$13	$14	$199	$203	$167	$—	$—	$1	$29	$28	$23
Interest cost on benefit obligation	565	612	644	367	382	342	44	53	59	116	118	105
Expected return on plan assets	(897)	(890)	(874)	(399)	(422)	(378)	(4)	(6)	(8)	(108)	(117)	(100)
Amortization of unrecognized
Net transition obligation	—	—	—	—	(1)	(1)	—	—	—	—	—	—
Prior service cost (benefit)	(1)	(1)	(1)	4	4	4	(1)	(3)	(3)	—	—	—
Net actuarial loss	96	64	47	77	72	57	4	3	11	25	24	20
Curtailment (gain) loss	—	—	—	10	4	1	—	—	—	—	—	—
Settlement (gain) loss	—	—	—	35	10	7	—	—	—	—	—	—
Special termination benefits	—	—	—	1	27	5	—	—	—	—	—	—
Net qualified (benefit) expense	$(225)	$(202)	$(170)	$294	$279	$204	$43	$47	$60	$62	$53	$48
Nonqualified plans expense	$42	$42	$41	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total net (benefit) expense	$(183)	$(160)	$(129)	$294	$279	$204	$43	$47	$60	$62	$53	$48

Contributions
The Company’s funding practice for U.S. and non-U.S. pension plans is generally to fund to minimum funding requirements in accordance with applicable local laws and regulations. The Company may increase its contributions above the minimum required contribution, if appropriate. In addition, management has the ability to change its funding practices. For the U.S. pension plans, there were no minimum required cash contributions for 2012 or 2011. The following table summarizes the actual Company contributions for the years ended December 31, 2012 and 2011, as well as estimated expected Company contributions for 2013. Expected contributions are subject to change since contribution decisions are affected by various factors, such as market performance and regulatory requirements.

	Pension plans							(1)	Postretirement plans						(1)
	U.S. plans			(2)	Non-U.S. plans				U.S. plans			Non-U.S. plans
In millions of dollars	2013	2012	2011		2013	2012	2011		2013	2012	2011	2013	2012	2011
Cash contributions paid by the Company	$—	$—	$—		$177	$270	$342		$—	$—	$—	$82	$88	$70
Benefits paid directly by the Company	54	54	51		47	82	47		57	54	53	5	4	5
Total Company contributions	$54	$54	$51		$224	$352	$389		$57	$54	$53	$87	$92	$75

(1)	Payments reported for 2013 are expected amounts.
(2)	The U.S. pension plans include benefits paid directly by the Company for the nonqualified pension plan.

     The estimated net actuarial loss and prior service cost that will be amortized from Accumulated other comprehensive income (loss) into net expense in 2013 are approximately $226 million and $3 million, respectively, for defined benefit pension plans. For postretirement plans, the estimated 2013 net actuarial loss and prior service cost amortizations are approximately $45 million and $(1) million, respectively.

     The following table summarizes the funded status and amounts recognized in the Consolidated Balance Sheet for the Company’s U.S. qualified and nonqualified pension plans, postretirement plans and plans outside the United States.

Net Amount Recognized

	Pension plans				Postretirement plans
	U.S. plans	(1)	Non-U.S. plans		U.S. plans		Non-U.S. plans
In millions of dollars	2012	2011	2012	2011	2012	2011	2012	2011
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$12,377	$11,730	$6,262	$6,189	$1,127	$1,179	$1,368	$1,395
Benefits earned during the year	12	13	199	203	—	—	29	28
Interest cost on benefit obligation	565	612	367	382	44	53	116	118
Plan amendments	(13)	—	17	2	—	—	—	—
Actuarial (gain) loss	965	655	923	59	(24)	(44)	457	29
Benefits paid, net of participating contributions	(638)	(633)	(306)	(282)	(85)	(79)	(54)	(54)
Expected Medicare Part D subsidy	—	—	—	—	10	10	—	—
Settlements	—	—	(254)	(44)	—	—	—	—
Curtailment (gain) loss	—	—	(8)	3	—	—	—	—
Special/contractual termination benefits	—	—	1	27	—	—	—	—
Foreign exchange impact and other	—	—	198	(277)	—	8	86	(148)
Projected benefit obligation at year end	$13,268	$12,377	$7,399	$6,262	$1,072	$1,127	$2,002	$1,368
Change in plan assets
Plan assets at fair value at beginning of year	$11,991	$11,561	$6,421	$6,145	$74	$95	$1,096	$1,176
Actual return on plan assets	1,303	1,063	786	526	7	5	277	40
Company contributions	—	—	352	389	54	53	92	75
Plan participants contributions	—	—	6	6	58	65	—	—
Settlements	—	—	(254)	(44)	—	—	—	—
Benefits paid	(638)	(633)	(312)	(288)	(143)	(144)	(54)	(54)
Foreign exchange impact and other	—	—	155	(313)	—	—	86	(141)
Plan assets at fair value at year end	$12,656	$11,991	$7,154	$6,421	$50	$74	$1,497	$1,096
Funded status of the plan at year end (2)	$(612)	$(386)	$(245)	$159	$(1,022)	$(1,053)	$(505)	(272)
Net amount recognized
Benefit asset	$—	$—	$763	$874	$—	$—	$—	$—
Benefit liability	(612)	(386)	(1,008)	(715)	(1,022)	(1,053)	(505)	(272)
Net amount recognized on the balance sheet	$(612)	$(386)	$(245)	$159	$(1,022)	$(1,053)	$(505)	$(272)
Amounts recognized in Accumulated
other comprehensive income (loss)
Net transition obligation	$—	$—	$(2)	$1	$—	$—	$(1)	$(1)
Prior service cost (benefit)	13	1	(33)	(23)	1	3	5	5
Net actuarial loss	(4,904)	(4,440)	(1,936)	(1,454)	(123)	(152)	(802)	(509)
Net amount recognized in equity—pretax	$(4,891)	$(4,439)	$(1,971)	$(1,476)	$(122)	$(149)	$(798)	(505)
Accumulated benefit obligation at year end	$13,246	$12,337	$6,369	$5,463	$1,072	$1,127	$2,002	$1,368

(1)	The U.S. plans exclude nonqualified pension plans, for which the aggregate projected benefit obligation was $769 million and $713 million and the aggregate accumulated benefit obligation was $738 million and $694 million at December 31, 2012 and 2011, respectively. These plans are unfunded. As such, the funded status of these plans is $(769) million and $(713) million at December 31, 2012 and 2011, respectively. Accumulated other comprehensive income (loss) reflects pretax charges of $298 million and $231 million at December 31, 2012 and 2011, respectively, that primarily relate to net actuarial loss.
(2)	The U.S. qualified pension plan is fully funded under specified ERISA funding rules as of January 1, 2013 and no minimum required funding is expected for 2012 or 2013.

     The following table shows the change in Accumulated other comprehensive income (loss) for the years ended December 31, 2012 and 2011:

In millions of dollars	2012	2011
Balance, January 1, net of tax (1)	$(4,282)	$(4,105)
Actuarial assumptions changes and plan experience (2)	(2,400)	(820)
Net asset gain due to actual returns
exceeding expected returns	963	197
Net amortizations	214	183
Foreign exchange impact and other	(155)	28
Change in deferred taxes, net	390	235
Change, net of tax	$(988)	$(177)
Balance, December 31, net of tax (1)	$(5,270)	$(4,282)

(1)	See Note 21 to the Consolidated Financial Statements for further discussion of net Accumulated other comprehensive income (loss) balance.
(2)	Includes $62 million and $70 million in net actuarial losses related to U.S. nonqualified pension plans for 2012 and 2011, respectively.

     At December 31, 2012 and 2011, for both qualified and nonqualified plans and for both funded and unfunded plans, the aggregate projected benefit obligation (PBO), the aggregate accumulated benefit obligation (ABO), and the aggregate fair value of plan assets are presented for pension plans with a projected benefit obligation in excess of plan assets and for pension plans with an accumulated benefit obligation in excess of plan assets as follows:

	PBO exceeds fair value of plan assets					ABO exceeds fair value plan assets
	U.S. plans		(1)	Non-U.S. plans		U.S. plans		(1)	Non-U.S. plans
In millions of dollars	2012	2011		2012	2011	2012	2011		2012	2011
Projected benefit obligation	$14,037	$13,089		$4,792	$2,386	$14,037	$13,089		$2,608	$1,970
Accumulated benefit obligation	13,984	13,031		3,876	1,992	13,984	13,031		2,263	1,691
Fair value of plan assets	12,656	11,991		3,784	1,671	12,656	11,991		1,677	1,139

(1)	In 2012, the PBO and ABO of the U.S. plans include $13,268 million and $13,246 million, respectively, relating to the qualified plan and $769 million and $738 million, respectively, relating to the nonqualified plans. In 2011, the PBO and ABO of the U.S. plans include $12,377 million and $12,337 million, respectively, relating to the qualified plan and $712 million and $694 million, respectively, relating to the nonqualified plans.

     At December 31, 2012, combined accumulated benefit obligations for the U.S. and non-U.S. pension plans, excluding U.S. nonqualified plans, were less than plan assets by $0.2 billion. At December 31, 2011, combined accumulated benefit obligations for the U.S. and non-U.S. pension plans, excluding U.S. nonqualified plans, exceeded plan assets by $0.6 billion.

Plan Assumptions
The Company utilizes a number of assumptions to determine plan obligations and expense. Changes in one or a combination of these assumptions will have an impact on the Company’s pension and postretirement PBO, funded status and benefit expense. Changes in the plans’ funded status resulting from changes in the PBO and fair value of plan assets will have a corresponding impact on Accumulated other comprehensive income (loss).
     Certain assumptions used in determining pension and postretirement benefit obligations and net benefit expenses for the Company’s plans are shown in the following table:

At year end	2012	2011
Discount rate
U.S. plans (1)
Pension	3.90%	4.70%
Postretirement	3.60	4.30
Non-U.S. pension plans
Range	1.50 to 28.00	1.75 to 13.25
Weighted average	5.24	5.94
Future compensation increase rate
U.S. plans (2)	N/A	N/A
Non-U.S. pension plans
Range	1.20 to 26.00	1.60 to 13.30
Weighted average	3.93	4.04
Expected return on assets
U.S. plans	7.00	7.50
Non-U.S. pension plans
Range	0.90 to 11.50	1.00 to 12.50
Weighted average	5.76	6.25

During the year	2012	2011
Discount rate
U.S. plans (1)
Pension	4.70%	5.45%
Postretirement	4.30	5.10
Non-U.S. pension plans
Range	1.75 to 13.25	1.75 to 14.00
Weighted average	5.94	6.23
Future compensation increase rate
U.S. plans (2)	N/A	N/A
Non-U.S. pension plans
Range	1.60 to 13.30	1.00 to 11.00
Weighted average	4.04	4.66
Expected return on assets
U.S. plans	7.50	7.50
Non-U.S. pension plans
Range	1.00 to 12.50	1.00 to 12.50
Weighted average	6.25	6.89

(1)	Weighted-average rates for the U.S. plans equal the stated rates.
(2)	Since the U.S. qualified pension plan was frozen, a compensation increase rate applies only to certain small groups of grandfathered employees accruing benefits under a final pay plan formula. Only the future compensation increases for these grandfathered employees will affect future pension expense and obligations. Compensation increase rates for these small groups of participants range from 3.00% to 4.00%.

A discussion of certain key assumptions follows.

Discount Rate
The discount rates for the U.S. pension and postretirement plans were selected by reference to a Citigroup-specific analysis using each plan’s specific cash flows and compared with high-quality corporate bond indices for reasonableness. Citigroup’s policy is to round to the nearest five hundredths of a percent.
     Accordingly, at December 31, 2012, the discount rate was set at 3.90% for the pension plans and 3.60% for the postretirement plans. At December 31, 2011, the discount rate was set at 4.70% for the pension plans and 4.30% for the postretirement plans.
     The discount rates for the non-U.S. pension and postretirement plans are selected by reference to high-quality corporate bond rates in countries that have developed corporate bond markets. However, where developed corporate bond markets do not exist, the discount rates are selected by reference to local government bond rates with a premium added to reflect the additional risk for corporate bonds in certain countries.

Expected Rate of Return
The Company determines its assumptions for the expected rate of return on plan assets for its U.S. pension and postretirement plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is then determined based on target allocations to each asset class. Market performance over a number of earlier years is evaluated covering a wide range of economic conditions to determine whether there are sound reasons for projecting any past trends.
     The Company considers the expected rate of return to be a long-term assessment of return expectations and does not anticipate changing this assumption annually unless there are significant changes in investment strategy or economic conditions. This contrasts with the selection of the discount rate and certain other assumptions, which are reconsidered annually in accordance with generally accepted accounting principles.
     The expected rate of return for the U.S. pension and postretirement plans was 7.00% at December 31, 2012, 7.50% at December 31, 2011, and 7.50% at December 31, 2010. Actual returns in 2012, 2011 and 2010 were greater than the expected returns. The expected return on assets reflects the expected annual appreciation of the plan assets and reduces the annual pension expense of the Company. It is deducted from the sum of service cost, interest cost and other components of pension expense to arrive at the net pension (benefit) expense. Net pension (benefit) expense for the U.S. pension plans for 2012, 2011, and 2010 reflects deductions of $897 million, $890 million, and $874 million of expected returns, respectively.

     The following table shows the expected rate of return during the year versus actual rate of return on plan assets for 2012, 2011 and 2010 for the U.S. pension and postretirement plans:

	2012	2011	2010
Expected rate of return (1)	7.50%	7.50%	7.75%
Actual rate of return (2)	11.79%	11.13%	14.11%

(1)	Effective December 31, 2012, the expected rate of return decreased from 7.50% to 7.00%.
(2)	Actual rates of return are presented gross of fees.

     For the non-U.S. plans, pension expense for 2012 was reduced by the expected return of $399 million, compared with the actual return of $786 million. Pension expense for 2011 and 2010 was reduced by expected returns of $422 million and $378 million, respectively. Actual returns were higher in 2012, 2011, and 2010 than the expected returns in those years.

Sensitivities of Certain Key Assumptions
The following tables summarize the effect on pension expense of a one-percentage-point change in the discount rate:

	One-percentage-point increase
In millions of dollars	2012	2011	2010
U.S. plans	$18	$19	$19
Non-U.S. plans	(48)	(57)	(49)

	One-percentage-point decrease
In millions of dollars	2012	2011	2010
U.S. plans	$(36)	$(34)	$(34)
Non-U.S. plans	64	70	56

     Since the U.S. qualified pension plan was frozen, the majority of the prospective service cost has been eliminated and the gain/loss amortization period was changed to the life expectancy for inactive participants. As a result, pension expense for the U.S. qualified pension plan is driven more by interest costs than service costs, and an increase in the discount rate would increase pension expense, while a decrease in the discount rate would decrease pension expense.

     The following tables summarize the effect on pension expense of a one-percentage-point change in the expected rates of return:

	One-percentage-point increase
In millions of dollars	2012	2011	2010
U.S. plans	$(120)	$(118)	$(119)
Non-U.S. plans	(64)	(62)	(54)

	One-percentage-point decrease
In millions of dollars	2012	2011	2010
U.S. plans	$120	$118	$119
Non-U.S. plans	64	62	54

Health-Care Cost-Trend Rate
Assumed health-care cost-trend rates were as follows:

	2012	2011
Health-care cost increase rate for U.S. plans
Following year	8.50%	9.00%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached	2020	2020

     A one-percentage-point change in assumed health-care cost-trend rates would have the following effects:

			One-
	One-percentage-		percentage-
	point increase		point decrease
In millions of dollars	2012	2011	2012	2011
Effect on benefits earned and
interest cost for U.S. plans	$2	$2	$(1)	$(2)
Effect on accumulated
postretirement benefit
obligation for U.S. plans	44	43	(39)	(38)

Plan Assets
Citigroup’s pension and postretirement plans’ asset allocations for the U.S. plans at December 31, 2012 and 2011, and the target allocations for 2013 by asset category based on asset fair values, are as follows:

	Target asset	U.S. pension assets		U.S. postretirement assets
	allocation	at December 31,		at December 31,
Asset category (1)	2013	2012	2011	2012	2011
Equity securities (2)	0 - 30%	17%	16%	17%	16%
Debt securities	25 - 73	45	44	45	44
Real estate	0 - 7	5	5	5	5
Private equity	0 - 15	11	13	11	13
Other investments	12 - 29	22	22	22	22
Total		100%	100%	100%	100%

(1)	Asset allocations for the U.S. plans are set by investment strategy, not by investment product. For example, private equities with an underlying investment in real estate are classified in the real estate asset category, not private equity.
(2)	Equity securities in the U.S. pension plans include no Citigroup common stock at the end of 2012 and 2011.

     Third-party investment managers and advisors provide their services to Citigroup’s U.S. pension plans. Assets are rebalanced as the Pension Plan Investment Committee deems appropriate. Citigroup’s investment strategy, with respect to its pension assets, is to maintain a globally diversified investment portfolio across several asset classes that, when combined with Citigroup’s contributions to the plans, will maintain the plans’ ability to meet all required benefit obligations.

     Citigroup’s pension and postretirement plans’ weighted-average asset allocations for the non-U.S. plans and the actual ranges at the end of 2012 and 2011, and the weighted-average target allocations for 2013 by asset category based on asset fair values are as follows:

	Non-U.S. pension plans
	Weighted-average	Actual range		Weighted-average
	target asset allocation	at December 31,		at December 31,
Asset category	2013	2012	2011	2012	2011
Equity securities	16%	0 to 63%	0 to 65%	16%	19%
Debt securities	75	0 to 100	0 to 99	72	71
Real estate	1	0 to 41	0 to 42	1	1
Other investments	8	0 to 100	0 to 100	11	9
Total	100%			100%	100%

	Non-U.S. postretirement plans
	Weighted-average	Actual range		Weighted-average
	target asset allocation	at December 31,		at December 31,
Asset category	2013	2012	2011	2012	2011
Equity securities	27%	0 to 28%	0 to 44%	28%	44%
Debt securities	55	46 to 100	45 to 100	46	45
Other investments	18	0 to 26	0 to 11	26	11
Total	100%			100%	100%

Fair Value Disclosure
For information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodology utilized by the Company, see “Significant Accounting Policies and Significant Estimates” and Note 25 to the Consolidated Financial Statements.
     Certain investments may transfer between the fair value hierarchy classifications during the year due to changes in valuation methodology and pricing sources. There were no significant transfers of investments between Level 1 and Level 2 during the years ended December 31, 2012 and 2011.
     Plan assets by detailed asset categories and the fair value hierarchy are as follows:

In millions of dollars	U.S. pension and postretirement benefit plans				(1)
	Fair value measurement at December 31, 2012
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$677	$—	$—	$677
Non-U.S. equity	412	5	—	417
Mutual funds	177	—	—	177
Commingled funds	—	1,132	—	1,132
Debt securities
U.S. Treasuries	1,431	—	—	1,431
U.S. agency	—	112	—	112
U.S. corporate bonds	1	1,396	—	1,397
Non-U.S. government debt	—	387	—	387
Non-U.S. corporate bonds	4	346	—	350
State and municipal debt	—	142	—	142
Hedge funds	—	1,132	1,524	2,656
Asset-backed securities	—	55	—	55
Mortgage-backed securities	—	52	—	52
Annuity contracts	—	—	130	130
Private equity	—	—	2,419	2,419
Derivatives	593	37	—	630
Other investments	—	—	142	142
Total investments at fair value	$3,295	$4,796	$4,215	$12,306
Cash and short-term investments	$130	$906	$—	$1,036
Other investment receivables	—	6	24	30
Total assets	$3,425	$5,708	$4,239	$13,372
Other investment liabilities	$(607)	$(60)	$—	$(667)
Total net assets	$2,818	$5,648	$4,239	$12,705

(1)	The investments of the U.S. pension and postretirement benefit plans are commingled in one trust. At December 31, 2012, the allocable interests of the U.S. pension and postretirement benefit plans were 99.6% and 0.4%, respectively.
In millions of dollars	U.S. pension and postretirement benefit plans				(1)
	Fair value measurement at December 31, 2011
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$572	$5	$51	$628
Non-U.S. equity	229	—	19	248
Mutual funds	137	—	—	137
Commingled funds	440	594	—	1,034
Debt securities
U.S. Treasuries	1,760	—	—	1,760
U.S. agency	—	120	—	120
U.S. corporate bonds	2	1,073	5	1,080
Non-U.S. government debt	—	352	—	352
Non-U.S. corporate bonds	4	271	—	275
State and municipal debt	—	122	—	122
Hedge funds	—	1,087	870	1,957
Asset-backed securities	—	19	—	19
Mortgage-backed securities	—	32	—	32
Annuity contracts	—	—	155	155
Private equity	—	—	2,474	2,474
Derivatives	691	36	—	727
Other investments	92	20	121	233
Total investments at fair value	$3,927	$3,731	$3,695	$11,353
Cash and short-term investments	$412	$402	$—	$814
Other investment receivables	—	393	221	614
Total assets	$4,339	$4,526	$3,916	$12,781
Other investment liabilities	$(683)	$(33)	$—	$(716)
Total net assets	$3,656	$4,493	$3,916	$12,065

(1)	The investments of the U.S. pension and postretirement benefit plans are commingled in one trust. At December 31, 2011, the allocable interests of the U.S. pension and postretirement benefit plans were 99.2% and 0.8%, respectively.
In millions of dollars	Non-U.S. pension and postretirement benefit plans
	Fair value measurement at December 31, 2012
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$12	$12	$—	$24
Non-U.S. equity	88	77	48	213
Mutual funds	31	4,583	—	4,614
Commingled funds	26	—	—	26
Debt securities
U.S. Treasuries	—	1	—	1
U.S. corporate bonds	10	478	—	488
Non-U.S. government debt	1,806	144	4	1,954
Non-U.S. corporate bonds	162	804	4	970
State and municipal debt	—	—	—	—
Hedge funds	—	—	16	16
Mortgage-backed securities	—	1	—	1
Annuity contracts	—	5	6	11
Derivatives	—	40	—	40
Other investments	3	9	219	231
Total investments at fair value	$2,138	$6,154	$297	$8,589
Cash and short-term investments	$56	$4	$3	$63
Total assets	$2,194	$6,158	$300	$8,652

In millions of dollars	Non-U.S. pension and postretirement benefit plans
	Fair value measurement at December 31, 2011
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$12	$—	$—	$12
Non-U.S. equity	48	180	5	233
Mutual funds	11	4,439	32	4,482
Commingled funds	26	—	—	26
Debt securities
U.S. Treasuries	1	—	—	1
U.S. corporate bonds	1	379	—	380
Non-U.S. government debt	1,484	129	5	1,618
Non-U.S. corporate bonds	5	318	3	326
State and municipal debt	—	—	—	—
Hedge funds	—	3	12	15
Mortgage-backed securities	1	—	—	1
Annuity contracts	—	3	—	3
Derivatives	—	3	—	3
Other investments	3	6	240	249
Total investments at fair value	$1,592	$5,460	$297	$7,349
Cash and short-term investments	$168	$—	$—	$168
Total assets	$1,760	$5,460	$297	$7,517

Level 3 Roll Forward
The reconciliations of the beginning and ending balances during the period for Level 3 assets are as follows:

In millions of dollars	U.S. pension and postretirement benefit plans
	Beginning Level 3	Realized	Unrealized	Purchases,	Transfers in	Ending Level 3
	fair value at	gains	gains	sales, and	and/or out of	fair value at
Asset categories	Dec. 31, 2011	(losses)	(losses)	issuances	Level 3	Dec. 31, 2012
Equity securities
U.S. equity	$51	$—	$—	$—	$(51)	$—
Non-U.S. equity	19	—	8	—	(27)	—
Debt securities
U.S. corporate bonds	5	—	1	—	(6)	—
Non-U.S. government debt	—	(1)	—	1	—	—
Non-U.S. corporate bonds	—	—	—	—	—	—
Hedge funds	870	(28)	149	199	334	1,524
Annuity contracts	155	—	6	(31)	—	130
Private equity	2,474	267	98	(484)	64	2,419
Other investments	121	—	14	12	(5)	142
Total investments	$3,695	$238	$276	$(303)	$309	$4,215
Other investment receivables	221	—	—	—	(197)	24
Total assets	$3,916	$238	$276	$(303)	$112	$4,239

In millions of dollars	U.S. pension and postretirement benefit plans
	Beginning Level 3	Realized	Unrealized	Purchases,	Transfers in	Ending Level 3
	fair value at	gains	gains	sales, and	and/or out of	fair value at
Asset categories	Dec. 31, 2010	(losses)	(losses)	issuances	Level 3	Dec. 31, 2011
Equity securities
U.S. equity	$—	$—	$—	$—	$51	$51
Non-U.S. equity	—	—	(1)	—	20	19
Debt securities
U.S. corporate bonds	5	(2)	(1)	(1)	4	5
Non-U.S. corporate bonds	1	—	—	(1)	—	—
Hedge funds	1,014	42	(45)	(131)	(10)	870
Annuity contracts	187	—	3	(35)	—	155
Private equity	2,920	89	94	(497)	(132)	2,474
Other investments	4	—	(6)	—	123	121
Total investments	$4,131	$129	$44	$(665)	$56	$3,695
Other investment receivables	—	—	—	221	—	221
Total assets	$4,131	$129	$44	$(444)	$56	$3,916

In millions of dollars	Non-U.S. pension and postretirement benefit plans
	Beginning Level 3	Realized	Unrealized	Purchases,	Transfers in	Ending Level 3
	fair value at	gains	gains	sales, and	and/or out of	fair value at
Asset categories	Dec. 31, 2011	(losses)	(losses)	issuances	Level 3	Dec. 31, 2012
Equity securities
Non-U.S. equity	$5	$—	$—	$43	$—	$48
Mutual funds	32	—	—	(10)	(22)	—
Debt securities
Non-U.S. government bonds	5	—	—	—	(1)	4
Non-U.S. corporate bonds	3	(3)	—	2	2	4
Hedge funds	12	—	—	—	4	16
Annuity contracts	—	—	—	1	5	6
Other investments	240	7	14	(23)	(19)	219
Total investments	$297	$4	$14	$13	$(31)	$297
Cash and short-term investments	—	—	—	—	3	3
Total assets	$297	$4	$14	$13	$(28)	$300
In millions of dollars	Non-U.S. pension and postretirement benefit plans
	Beginning Level 3	Realized	Unrealized	Purchases,	Transfers in	Ending Level 3
	fair value at	gains	gains	sales, and	and/or out of	fair value at
Asset categories	Dec. 31, 2010	(losses)	(losses)	issuances	Level 3	Dec. 31, 2011
Equity securities
Non-U.S. equity	$3	$—	$2	$—	$—	$5
Mutual funds	—	—	—	—	32	32
Debt securities
Non-U.S. government bonds	—	—	—	—	5	5
Non-U.S. corporate bonds	107	—	—	2	(105)	4
Hedge funds	14	(2)	—	—	—	12
Other investments	189	4	—	(10)	56	239
Total assets	$313	$2	$2	$(8)	$(12)	$297

Investment Strategy
The Company’s global pension and postretirement funds’ investment strategies are to invest in a prudent manner for the exclusive purpose of providing benefits to participants. The investment strategies are targeted to produce a total return that, when combined with the Company’s contributions to the funds, will maintain the funds’ ability to meet all required benefit obligations. Risk is controlled through diversification of asset types and investments in domestic and international equities, fixed-income securities and cash and short-term investments. The target asset allocation in most locations outside the U.S. is to have the majority of the assets in equity and debt securities. These allocations may vary by geographic region and country depending on the nature of applicable obligations and various other regional considerations. The wide variation in the actual range of plan asset allocations for the funded non-U.S. plans is a result of differing local statutory requirements and economic conditions. For example, in certain countries local law requires that all pension plan assets must be invested in fixed-income investments, government funds, or local-country securities.

Significant Concentrations of Risk in Plan Assets
The assets of the Company’s pension plans are diversified to limit the impact of any individual investment. The U.S. qualified pension plan is diversified across multiple asset classes, with publicly traded fixed income, hedge funds, publicly traded equity, and private equity representing the most significant asset allocations. Investments in these four asset classes are further diversified across funds, managers, strategies, vintages, sectors and geographies, depending on the specific characteristics of each asset class. The pension assets for the Company’s largest non-U.S. plans are primarily invested in publicly traded fixed income and publicly traded equity securities.

Oversight and Risk Management Practices
The framework for the Company’s pensions oversight process includes monitoring of retirement plans by plan fiduciaries and/or management at the global, regional or country level, as appropriate. Independent risk management contributes to the risk oversight and monitoring for the Company’s U.S. qualified pension plan and largest non-U.S. pension plans. Although the specific components of the oversight process are tailored to the requirements of each region, country and plan, the following elements are common to the Company’s monitoring and risk management process:

  Periodic asset/liability management studies and strategic asset allocation reviews
  Periodic monitoring of funding levels and funding ratios
  Periodic monitoring of compliance with asset allocation guidelines
  Periodic monitoring of asset class and/or investment manager performance against benchmarks
  Periodic risk capital analysis and stress testing

Estimated Future Benefit Payments
The Company expects to pay the following estimated benefit payments in future years:

	Pension plans		Postretirement benefit plans
In millions of dollars	U.S. plans	Non-U.S. plans	U.S. plans	Non-U.S. plans
2013	$774	$366	$88	$58
2014	796	356	86	63
2015	798	373	86	66
2016	811	391	83	71
2017	825	408	81	75
2018–2022	4,370	2,399	370	483

Prescription Drugs
In December 2003, the Medicare Prescription Drug Improvement and Modernization Act of 2003 (Act of 2003) was enacted. The Act of 2003 established a prescription drug benefit under Medicare known as “Medicare Part D,” and a federal subsidy to sponsors of U.S. retiree health-care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The benefits provided to certain participants are at least actuarially equivalent to Medicare Part D and, accordingly, the Company is entitled to a subsidy.
     The expected subsidy reduced the accumulated postretirement benefit obligation (APBO) by approximately $93 million and $96 million as of December 31, 2012 and 2011, respectively, and the postretirement expense by approximately $9 million and $10 million for 2012 and 2011, respectively.
     The following table shows the estimated future benefit payments without the effect of the subsidy and the amounts of the expected subsidy in future years:

	Expected U.S.
	postretirement benefit payments
	Before Medicare	Medicare	After Medicare
In millions of dollars	Part D subsidy	Part D subsidy	Part D subsidy
2013	$98	$10	$88
2014	96	10	86
2015	94	8	86
2016	91	8	83
2017	89	8	81
2018–2022	399	29	370

     The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the Act of 2010) were signed into law in the U.S. in March 2010. One provision that impacted Citigroup was the elimination of the tax deductibility for benefits paid that are related to the Medicare Part D subsidy, starting in 2013. Citigroup was required to recognize the full accounting impact in 2010, the period in which the Act of 2010 was signed. As a result, there was a $45 million reduction in deferred tax assets with a corresponding charge to earnings from continuing operations.
     Certain provisions of the Act of 2010 improved the Medicare Part D option known as the Employer Group Waiver Plan (EGWP), with respect to the Medicare Part D subsidy. The EGWP provides prescription drug benefits that are more cost effective for Medicare-eligible participants and large employers. Effective April 1, 2013, the Company will sponsor and implement an EGWP for eligible retirees. The expected Company subsidy received under EGWP is expected to be at least actuarially equivalent to the subsidy the Company would have previously received under the Medicare Part D benefit.
     The other provisions of the Act of 2010 are not expected to have a significant impact on Citigroup’s pension and postretirement plans.

Early Retiree Reinsurance Program
The Company participates in the Early Retiree Reinsurance Program (ERRP), which provides federal government reimbursement to eligible employers to cover a portion of the health benefit costs associated with early retirees. Of the $8 million the Company received in reimbursements in 2012, approximately $5 million was used to reduce the health benefit costs for certain eligible retirees. In accordance with federal regulations, the remaining reimbursements will be used to reduce retirees’ health benefit costs by December 31, 2014.

Postemployment Plans
The Company sponsors U.S. postemployment plans that provide income continuation and health and welfare benefits to certain eligible U.S. employees on long-term disability.
     As of December 31, 2012 and 2011, the plans’ funded status recognized in the Company’s Consolidated Balance Sheet was $(501) million and $(469) million, respectively. The amounts recognized in Accumulated other comprehensive income (loss) as of December 31, 2012 and 2011 were $(185) million and $(188) million, respectively.
     The following table summarizes the components of net expense recognized in the Consolidated Statement of Income for the Company’s U.S. postemployment plans.

	Net Expense
In millions of dollars	2012	2011	2010
Service related expense
Service cost	$22	$16	$13
Interest cost	13	12	10
Prior service cost	7	7	7
Net actuarial loss	13	9	6
Total service related expense	$55	$44	$36
Non-service related expense	$24	$23	$33
Total net expense	$79	$67	$69

     The following table summarizes certain assumptions used in determining the postemployment benefit obligations and net benefit expenses for the Company’s U.S. postemployment plans.

	2012	2011
Discount rate	3.10%	3.95%
Health-care cost increase rate
Following year	8.50%	9.00%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached	2020	2020

Defined Contribution Plans
The Company sponsors defined contribution plans in the U.S. and in certain non-U.S. locations, all of which are administered in accordance with local laws. The most significant defined contribution plan is the Citigroup 401(k) Plan sponsored by the Company in the U.S.
     Under the Citigroup 401(k) Plan, eligible U.S. employees received matching contributions of up to 6% of their eligible compensation for 2012 and 2011, subject to statutory limits. Additionally, for eligible employees whose eligible compensation is $100,000 or less, a fixed contribution of up to 2% of eligible compensation is provided. All Company contributions are invested according to participants’ individual elections. The pretax expense associated with this plan amounted to approximately $389 million, $383 million and $301 million in 2012, 2011 and 2010, respectively.